Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (1)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(2)	Total Shareholder Return(3)	Net Loss (in thousands)
2024	$5,239,784	$867,532	$2,255,795	$858,463	$10.87	$(105,316)
2023	3,790,099	4,311,539	1,604,322	1,945,825	17.05	(132,493)
2022	2,595,395	(21,606,202)	3,509,439	(2,156,954)	17.81	(128,175)

Named Executive Officers, Footnote	The PEO for each of the periods presented is Mr. Hirsch. The Non-PEO NEOs for 2024 were Dr, Reyno and Ms. Adams, for 2023 were Dr. Reyno and Stewart Fisher, Ph.D., our then-Chief Scientific Officer, and for 2022 were Dr. Scott Boyle, our Chief Business Officer, and Dr. Fisher.
PEO Total Compensation Amount	$ 5,239,784	$ 3,790,099	$ 2,595,395
PEO Actually Paid Compensation Amount	$ 867,532	4,311,539	(21,606,202)
Adjustment To PEO Compensation, Footnote	These amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP):

	2024		2023		2022
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$5,239,784	$2,255,795	$3,790,099	$1,604,322	$2,595,395	$3,509,439

Adjustments for Equity Awards
Adjustments for grant date fair values of equity awards granted in the current year	(4,158,659)	(1,481,447)	(2,804,021)	(891,745)	(1,624,400)	(2,844,379)
Year-end fair value of unvested equity awards granted in the current year	1,208,104	428,267	4,110,779	1,362,669	284,900	356,546
Year-over-year difference of year-end fair values for unvested equity awards granted in prior years	(1,732,748)	(412,318)	(198,377)	(34,088)	(18,018,970)	(2,349,947)
Fair values at vest date for equity awards granted and vested in current year	308,683	109,509	106,718	17,814	158,875	104,252
Difference in fair values between prior year-end fair values and vest date fair values for equity awards granted in prior years	2,368	(41,343)	(693,659)	(113,147)	(5,002,002)	(932,865)
Total Adjustments for Equity Awards	(4,372,252)	(1,397,332)	521,440	341,503	(24,201,597)	(5,666,393)

Compensation Actually Paid (as calculated)	$867,532	$858,463	$4,311,539	$1,945,825	$(21,606,202)	$(2,156,954)

Non-PEO NEO Average Total Compensation Amount	$ 2,255,795	1,604,322	3,509,439
Non-PEO NEO Average Compensation Actually Paid Amount	$ 858,463	1,945,825	(2,156,954)
Adjustment to Non-PEO NEO Compensation Footnote	These amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP):

	2024		2023		2022
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$5,239,784	$2,255,795	$3,790,099	$1,604,322	$2,595,395	$3,509,439

Adjustments for Equity Awards
Adjustments for grant date fair values of equity awards granted in the current year	(4,158,659)	(1,481,447)	(2,804,021)	(891,745)	(1,624,400)	(2,844,379)
Year-end fair value of unvested equity awards granted in the current year	1,208,104	428,267	4,110,779	1,362,669	284,900	356,546
Year-over-year difference of year-end fair values for unvested equity awards granted in prior years	(1,732,748)	(412,318)	(198,377)	(34,088)	(18,018,970)	(2,349,947)
Fair values at vest date for equity awards granted and vested in current year	308,683	109,509	106,718	17,814	158,875	104,252
Difference in fair values between prior year-end fair values and vest date fair values for equity awards granted in prior years	2,368	(41,343)	(693,659)	(113,147)	(5,002,002)	(932,865)
Total Adjustments for Equity Awards	(4,372,252)	(1,397,332)	521,440	341,503	(24,201,597)	(5,666,393)

Compensation Actually Paid (as calculated)	$867,532	$858,463	$4,311,539	$1,945,825	$(21,606,202)	$(2,156,954)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 10.87	17.05	17.81
Net Income (Loss)	$ (105,316,000)	(132,493,000)	(128,175,000)
PEO Name	Mr. Hirsch
Additional 402(v) Disclosure
The following table sets forth information regarding “compensation actually paid” to our principal executive officer, or PEO, Mr. Hirsch, and to our non-PEO NEOs for each applicable year. The identity of our NEOs other than Mr. Hirsch may vary year-over-year and the identity of which NEOs are included in this table is determined based on those executive officers who were NEOs for the years presented. Compensation actually paid to Mr. Hirsch and our other NEOs is impacted by the fair value of their equity incentive awards, which is calculated in accordance with the provisions of FASB
ASC Topic 718, Compensation—Stock Compensation. See Note 2 to our audited consolidated financial statements appearing in our 2023 Annual Report for a summary of the assumptions underlying the valuation of equity awards.
	Shareholder return provides the value of common stock as of December 31, 2024, December 31, 2023, and December 31, 2022 assuming $100 was invested in our common stock after the market closed on December 31, 2020.
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,372,252)	521,440	(24,201,597)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,158,659)	(2,804,021)	(1,624,400)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,208,104	4,110,779	284,900
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,732,748)	(198,377)	(18,018,970)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	308,683	106,718	158,875
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,368	(693,659)	(5,002,002)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,397,332)	341,503	(5,666,393)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,481,447)	(891,745)	(2,844,379)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	428,267	1,362,669	356,546
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(412,318)	(34,088)	(2,349,947)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	109,509	17,814	104,252
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (41,343)	$ (113,147)	$ (932,865)